UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5227

Name of Fund: Apex Municipal Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
        Officer, Apex Municipal Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 06/30/05

Date of reporting period: 01/01/05 - 03/31/05

Item 1 - Schedule of Investments

Apex Municipal Fund, Inc.
Schedule of Investments as of March 31, 2005                      (in Thousands)

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                          Face
State                   Amount    Municipal Bonds                                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
Alabama - 0.5%         $ 1,000    Brewton, Alabama, IDB, PCR, Refunding (Container Corporation of                         $   1,024
                                  America-Jefferson Smurfit Corp. Project), 8% due 4/01/2009
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Alaska - 1.1%            2,000    Alaska Industrial Development and Expert Authority Revenue Bonds                            2,058
                                  (Williams Lynxs Alaska Cargoport), AMT, 8% due 5/01/2023
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Arizona - 4.1%           1,000    Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona                               991
                                  Charter Schools Project 1), Series A, 6.625% due 7/01/2020
                                  Maricopa County, Arizona, IDA, M/F Housing Revenue Bonds (Sun
                                  King Apartments Project):
                            80        Series A, 5.875% due 11/01/2008                                                            77
                            20        Series A, 6% due 11/01/2010                                                                19
                           970        Series A, 6.75% due 5/01/2031                                                             789
                         1,500        Sub-Series C, 9.50% due 11/01/2031                                                      1,154
                         4,000    Phoenix, Arizona, IDA, Airport Facility, Revenue Refunding Bonds                            3,027
                                   (America West Airlines Inc. Project), AMT, 6.30% due 4/01/2023
                         1,000    Pima County, Arizona, IDA, Education Revenue Bonds (Arizona                                 1,073
                                  Charter Schools Project), Series E, 7.25% due 7/01/2031
                           500    Yavapai County, Arizona, IDA, Hospital Facility Revenue Bonds                                 524
                                  (Yavapai Regional Medical Center), Series A, 6% due 8/01/2033
-----------------------------------------------------------------------------------------------------------------------------------
California - 3.7%                 California State, GO:
                         1,800        5% due 2/01/2033                                                                        1,831
                           820        5.25% due 4/01/2034                                                                       858
                         1,300    California State, Various Purpose, GO, 5.25% due 11/01/2025                                 1,357
                         1,000    Fontana, California, Special Tax, Refunding (Community Facilities District                  1,016
                                  Number 22 - Sierra), 6% due 9/01/2034
                         1,860    Golden State Tobacco Securitization Corporation of California, Tobacco                      1,964
                                  Settlement Revenue Bonds, Series B, 5.50% due 6/01/2043

Portfolio Abbreviations

To simplify the listings of Apex Municipal Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT     Alternative Minimum Tax (subject to)
EDA     Economic Development Authority
GO      General Obligation Bonds
IDA     Industrial Development Authority
IDB     Industrial Development Board
IDR     Industrial Development Revenue Bonds
M/F     Multi-Family
PCR     Pollution Control Revenue Bonds
VRDN    Variable Rate Demand Notes

Apex Municipal Fund, Inc.
Schedule of Investments as of March 31, 2005                      (in Thousands)

-----------------------------------------------------------------------------------------------------------------------------------
                          Face
State                   Amount    Municipal Bonds                                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
Colorado - 5.7%        $ 2,920    Denver, Colorado, Urban Renewal Authority, Tax Increment Revenue                        $   3,056
                                  Bonds (Pavilions), AMT, 7.75% due 9/01/2016
                         2,800    Elk Valley, Colorado, Public Improvement Revenue Bonds (Public                              3,003
                                  Improvement Fee), Series A, 7.30% due 9/01/2022
                           300    Moffat County, Colorado, PCR, Refunding (PacifiCorp Projects), VRDN,                          300
                                  2.30% due 5/01/2013 (a)(b)
                         1,235    North Range, Colorado, Metropolitan District Number 1, GO, 7.25%                            1,240
                                  due 12/15/2031
                         2,000    Plaza Metropolitan District No. 1, Colorado, Tax Allocation Revenue Bonds                   2,102
                                  (Public Improvement Fees), 8% due 12/01/2025
                           830    Southlands, Colorado, Medical District, GO (Metropolitan District # 1),                       905
                                  7.125% due 12/01/2034
-----------------------------------------------------------------------------------------------------------------------------------
Connecticut - 1.8%       1,650    Bridgeport, Connecticut, Senior Living Facilities Revenue Bonds (3030 Park                  1,651
                                  Retirement Community Project), 7.25% due 4/01/2035
                           490    Connecticut State Development Authority, Airport Facility Revenue Bonds                       568
                                  (LearJet Inc. Project), AMT, 7.95% due 4/01/2026
                         1,160    New Haven, Connecticut, Facility Revenue Bonds (Hill Health Corporation                     1,160
                                  Project), 9.25% due 5/01/2017
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 7.7%             855    Arbor Greene Community Development District, Florida, Special Assessment                      873
                                  Revenue Bonds, 7.60% due 5/01/2018
                           800    Capital Projects Finance Authority, Florida, Continuing Care Retirement                       852
                                  Revenue Bonds (Glenridge on Palmer Ranch), Series A, 8% due 6/01/2032
                         2,500    Hillsborough County, Florida, IDA, Exempt Facilities Revenue Bonds                          2,747
                                  (National Gypsum), AMT, Series A, 7.125% due 4/01/2030
                           895    Lakewood Ranch, Florida, Community Development District Number 5,                             938
                                  Special Assessment Revenue Refunding Bonds, Series A, 6.70% due 5/01/2031
                                  Midtown Miami, Florida, Community Development District, Special Assessment
                                  Revenue Bonds, Series A:
                         1,500        6% due 5/01/2024                                                                        1,543
                         1,350        6.25% due 5/01/2037                                                                     1,393
                         1,605    Orlando, Florida, Urban Community Development District, Capital Improvement                 1,705
                                  Special Assessment Bonds, Series A, 6.95% due 5/01/2033
                         1,700    Santa Rosa Bay Bridge Authority, Florida, Revenue Bonds, 6.25%                              1,575
                                  due 7/01/2028
                         2,760    Tampa Palms, Florida, Open Space and Transportation Community                               2,867
                                  Development District Revenue Bonds, Capital Improvement (Richmond
                                  Place Project), 7.50% due 5/01/2018
-----------------------------------------------------------------------------------------------------------------------------------
Georgia - 3.3%           2,000    Atlanta, Georgia, Tax Allocation Revenue Bonds (Atlantic Station Project),                  2,169
                                  7.90% due 12/01/2024
                                  Brunswick & Glynn County, Georgia, Development Authority, First Mortgage
                                  Revenue Bonds (Coastal Community Retirement Corporation Project), Series A:
                           830        7.125% due 1/01/2025                                                                      866
                         1,185        7.25% due 1/01/2035                                                                     1,240
                         1,000    Milledgeville-Baldwin County, Georgia, Development Authority Revenue Bonds                  1,026
                                  (Georgia College and State University Foundation), 5.25% due 9/01/2019
                           830    Savannah, Georgia, EDA, Revenue Bonds (Marshes of Skidaway), First                            859
                                  Mortgage, Series A, 7.40% due 1/01/2034
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

Apex Municipal Fund, Inc.
Schedule of Investments as of March 31, 2005                      (in Thousands)

-----------------------------------------------------------------------------------------------------------------------------------
                          Face
State                   Amount    Municipal Bonds                                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
Idaho - 0.8%           $ 1,470    Idaho Health Facilities Authority, Revenue Refunding Bonds (Valley Vista Care           $   1,486
                                  Corporation), Series A, 7.75% due 11/15/2016
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 5.0%          1,845    Caseyville, Illinois, Senior Tax Increment Revenue Bonds (Forest Lakes Project),            1,838
                                  7% due 12/30/2022
                         3,000    Chicago, Illinois, O'Hare International Airport, Special Facility, Revenue                  2,488
                                  Refunding Bonds (American Airlines Inc. Project), 8.20% due 12/01/2024
                           400    Chicago, Illinois, Special Assessment Bonds (Lake Shore East), 6.75%                          412
                                  due 12/01/2032
                                  Illinois Development Finance Authority Revenue Bonds (Primary Health Care
                                  Centers Facilities Acquisition Program):
                           585        7.75% due 12/01/2006 (c)                                                                  640
                         2,605        7.75% due 12/01/2016                                                                    2,735
                           490    Illinois State Finance Authority Revenue Bonds (Primary Health Care Centers                   485
                                  Program), 6.60% due 7/01/2024
                           755    Lincolnshire, Illinois, Special Service Area No. 1, Special Tax Bonds                         794
                                  (Sedgebrook Project), 6.25% due 3/01/2034
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Iowa - 2.5%              3,910    Iowa Finance Authority, Health Care Facilities, Revenue Refunding Bonds                     4,699
                                  (Care Initiatives Project), 9.25% due 7/01/2025
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Louisiana - 3.0%         5,500    Port New Orleans, Louisiana, IDR, Refunding (Continental Grain Company                      5,679
                                  Project), 7.50% due 7/01/2013
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Maine - 0.5%               840    Maine Finance Authority, Solid Waste Recycling Facilities Revenue Bonds                       844
                                  (Great Northern Paper Project-Bowater), AMT, 7.75% due 10/01/2022
-----------------------------------------------------------------------------------------------------------------------------------
Maryland - 0.8%          1,500    Maryland State Energy Financing Administration, Limited Obligation                          1,530
                                  Revenue Bonds (Cogeneration-AES Warrior Run), AMT, 7.40% due 9/01/2019
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 5.0%     1,845    Massachusetts State Development Finance Agency, First Mortgage Revenue                      1,810
                                  Bonds (Overlook Communities Inc.), Series A, 6.25% due 7/01/2034
                                  Massachusetts State Development Finance Agency, Revenue Refunding
                                  Bonds (Eastern Nazarine College):
                         1,245        5.625% due 4/01/2019                                                                    1,199
                         1,220        5.625% due 4/01/2029                                                                    1,116
                           850    Massachusetts State Health and Educational Facilities Authority Revenue                       905
                                  Bonds (Jordan Hospital),  Series E, 6.75% due 10/01/2033
                                  Massachusetts State Health and Educational Facilities Authority, Revenue
                                  Refunding Bonds:
                         2,100        (Bay Cove Human Services Issue), Series A, 5.90% due 4/01/2028                          2,005
                         1,000        (Milton Hospital), Series, 5.50% due 7/01/2016                                            997
                         1,300    Massachusetts State Industrial Finance Agency Revenue Bonds, Sewer                          1,304
                                  Facility (Resource Control Composting), AMT, 9.25% due 6/01/2010
-----------------------------------------------------------------------------------------------------------------------------------
Michigan - 0.6%          1,150    Macomb County, Michigan, Hospital Finance Authority, Hospital Revenue                       1,088
                                  Bonds (Mount Clemens General Hospital), Series B, 5.875% due 11/15/2034
-----------------------------------------------------------------------------------------------------------------------------------

Apex Municipal Fund, Inc.
Schedule of Investments as of March 31, 2005                      (in Thousands)

-----------------------------------------------------------------------------------------------------------------------------------
                          Face
State                   Amount    Municipal Bonds                                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
Minnesota - 1.1%       $   820    Minneapolis & Saint Paul, Minnesota, Metropolitan Airports Commission,                  $     778
                                  Special Facilities Revenue Refunding Bonds (Northwest Airlines Inc. Project),
                                  AMT, 7.375% due 4/01/2025
                         1,230    Saint Paul, Minnesota, Port Authority, Hotel Facility, Revenue Refunding                    1,283
                                  Bonds (Radisson Kellogg Project), Series 2, 7.375% due 8/01/2029
-----------------------------------------------------------------------------------------------------------------------------------
Missouri - 1.2%          1,200    Fenton, Missouri, Tax Increment Revenue Refunding and Improvement                           1,290
                                  Bonds (Gravois Bluffs), 7% due 10/01/2021
                         1,000    Kansas City, Missouri, IDA, First Mortgage Health Facilities Revenue Bonds                  1,013
                                  (Bishop Spencer Place), Series A, 6.50% due 1/01/2035
-----------------------------------------------------------------------------------------------------------------------------------
Nevada - 0.2%              430    Clark County, Nevada, Improvement District No. 142 Special Assessment,                        443
                                  6.375% due 8/01/2023
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 15.0%                Camden County, New Jersey, Improvement Authority, Lease Revenue Bonds
                                  (Holt Hauling & Warehousing), AMT, Series A (d)(e):
                         2,000        9.625% due 1/01/2011                                                                      255
                         4,500        9.875% due 1/01/2021                                                                      574
                         6,000    Camden County, New Jersey, Pollution Control Financing Authority, Solid                     6,000
                                  Waste Resource Recovery Revenue Refunding Bonds, AMT, Series A,
                                  7.50% due 12/01/2010
                         2,170    New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2024                            2,259
                         1,500    New Jersey EDA, IDR, Refunding (Newark Airport Marriott Hotel), 7%                          1,567
                                  due 10/01/2014
                                  New Jersey EDA, Retirement Community Revenue Bonds, Series A:
                         1,000        (Cedar Crest Village Inc. Facility), 7.25% due 11/15/2031                               1,044
                         3,700        (Seabrook Village Inc.), 8.125% due 11/15/2023                                          3,971
                                  New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc.
                                  Project), AMT:
                         3,050        6.625% due 9/15/2012                                                                    2,800
                         5,135        6.25% due 9/15/2029                                                                     3,996
                         1,870    New Jersey Health Care Facilities Financing Authority Revenue Bonds                         1,829
                                  (Pascack Valley Hospital Association), 6.625% due 7/01/2036
                         2,675    Tobacco Settlement Financing Corporation of New Jersey, Asset Backed Revenue                2,660
                                  Refunding Bonds, 5.75% due 6/01/2032
                         1,075    Tobacco Settlement Financing Corporation of New Jersey Revenue Bonds,                       1,151
                                  7% due 6/01/2041
-----------------------------------------------------------------------------------------------------------------------------------
New Mexico - 2.8%        5,000    Farmington, New Mexico, PCR, Refunding (Tucson Electric Power Co.-San                       5,232
                                  Juan Project), Series A, 6.95% due 10/01/2020
-----------------------------------------------------------------------------------------------------------------------------------
New York - 3.9%          1,000    Dutchess County, New York, IDA, Civic Facility Revenue Bonds (Saint Francis                 1,031
                                  Hospital), Series B, 7.50% due 3/01/2029
                                  New York City, New York, City IDA, Civic Facility Revenue Bonds:
                           350        Series C, 6.80% due 6/01/2028                                                             360
                         1,495        (Special Needs Facility Pooled Program), Series C-1, 6.50% due 7/01/2024                1,510
                         1,730    New York City, New York, City IDA, Special Facility Revenue Bonds (British                  1,810
                                   Airways PLC Project), AMT, 7.625% due 12/01/2032
                                  Utica, New York, GO, Public Improvement:
                           700        9.25% due 8/15/2005                                                                       713
                           635        9.25% due 8/15/2006                                                                       676

Apex Municipal Fund, Inc.
Schedule of Investments as of March 31, 2005                      (in Thousands)

-----------------------------------------------------------------------------------------------------------------------------------
                          Face
State                   Amount    Municipal Bonds                                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                       $ 1,180    Westchester County, New York, IDA, Continuing Care Retirement, Mortgage                 $   1,194
                                  Revenue Bonds (Kendal on Hudson Project), Series A, 6.50% due 1/01/2034
-----------------------------------------------------------------------------------------------------------------------------------
North Carolina - 0.6%    1,000    North Carolina Medical Care Commission, Retirement Facilities, First                        1,044
                                  Mortgage Revenue Bonds (Givens Estates Project), Series A, 6.50%
                                  due 7/01/2032
-----------------------------------------------------------------------------------------------------------------------------------
Oregon - 0.7%            1,310    Western Generation Agency, Oregon, Cogeneration Project Revenue                             1,343
                                  Bonds (Wauna Cogeneration Project), AMT, Series B, 7.40%
                                  due 1/01/2016
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 6.2%      1,750    Chester County, Pennsylvania, Health and Education Facilities Authority,                    1,869
                                  Senior Living Revenue Refunding Bonds (Jenners Pond Inc. Project),
                                  7.625% due 7/01/2034
                                  Montgomery County, Pennsylvania, Higher Education and Health Authority
                                  Revenue Bonds (Faulkeways at Gwynedd Project):
                           900        6.75% due 11/15/2024                                                                      947
                           925        6.75% due 11/15/2030                                                                      968
                         1,700    Montgomery County, Pennsylvania, IDA, Revenue Bonds (Whitemarsh                             1,732
                                  Continuing Care Project), 6.25% due 2/01/2035
                                  Philadelphia, Pennsylvania, Authority for IDR:
                         1,600        (Air Cargo), AMT, Series A, 7.50% due 1/01/2025                                         1,651
                         4,460        Commercial Development, 7.75% due 12/01/2017                                            4,557
-----------------------------------------------------------------------------------------------------------------------------------
Tennessee - 1.0%         1,800    Shelby County, Tennessee, Health, Educational and Housing Facilities Board                  1,842
                                  Revenue Bonds (Germantown Village), Series A, 7.25% due 12/01/2034
-----------------------------------------------------------------------------------------------------------------------------------
Texas - 9.0%             1,000    Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises Inc.),               1,065
                                  First Tier, Series A, 6.70% due 1/01/2028
                                  Brazos River Authority, Texas, PCR, Refunding, AMT:
                         2,530        (Texas Utility Company), Series A, 7.70% due 4/01/2033                                  2,981
                         2,760        (Utilities Electric Company), Series B, 5.05% due 6/01/2030                             2,810
                         1,220    Brazos River Authority, Texas, Revenue Refunding Bonds (Reliant Energy Inc.                 1,356
                                  Project), Series B, 7.75% due 12/01/2018
                         1,660    Grand Prairie, Texas, Housing Finance Corporation Revenue Bonds                             1,607
                                  (Independent Senior Living Center), 7.75% due 1/01/2034
                         1,000    Houston, Texas, Health Facilities Development Corporation, Retirement Facility              1,068
                                  Revenue Bonds (Buckingham Senior Living Community), Series A, 7.125%
                                  due 2/15/2034
                         2,310    Matagorda County, Texas, Navigation District Number 1, Revenue Refunding                    2,547
                                  Bonds (Reliant Energy Inc.), Series C, 8% due 5/01/2029
                         1,330    Port Corpus Christi, Texas, Individual Development Corporation, Environmental               1,427
                                  Facilities Revenue Bonds (Citgo Petroleum Corporation Project), AMT, 8.25%
                                  due 11/01/2031
                         2,000    Port Corpus Christi, Texas, Revenue Refunding Bonds (Celanese Project), AMT,                2,087
                                  Series B, 6.70% due 11/01/2030
-----------------------------------------------------------------------------------------------------------------------------------
Utah - 1.2%              2,240    Carbon County, Utah, Solid Waste Disposal, Revenue Refunding Bonds (Laidlaw                 2,298
                                  Environmental), AMT, Series A, 7.45% due 7/01/2017
-----------------------------------------------------------------------------------------------------------------------------------

Apex Municipal Fund, Inc.
Schedule of Investments as of March 31, 2005                      (in Thousands)

-----------------------------------------------------------------------------------------------------------------------------------
                          Face
State                   Amount    Municipal Bonds                                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
Virginia - 6.5%        $ 2,480    Dulles Town Center, Virginia, Community Development Authority, Special                  $   2,538
                                  Assessment Tax (Dulles Town Center Project), 6.25% due 3/01/2026
                        32,600    Pocahontas Parkway Association, Virginia, Toll Road Revenue Bonds, Senior                   9,699
                                  Series B, 5.875%** due 8/15/2025
-----------------------------------------------------------------------------------------------------------------------------------
West Virginia - 0.4%       875    Princeton, West Virginia, Hospital Revenue Refunding Bonds (Community                         809
                                  Hospital Association Inc. Project), 6.20% due 5/01/2013
-----------------------------------------------------------------------------------------------------------------------------------
Wisconsin - 0.7%         1,320    Wisconsin State Health and Educational Facilities Authority Revenue Bonds                   1,334
                                  (New Castle Place Project), Series A, 7% due 12/01/2031
-----------------------------------------------------------------------------------------------------------------------------------
Wyoming - 1.0%           1,800    Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds (FMC                         1,826
                                  Corporation Project), AMT, Series A, 7% due 6/01/2024
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Virgin Islands      2,100    Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds                      2,292
- 1.2%                            (Hovensa Coker Project), AMT, 6.50% due 7/01/2021
-----------------------------------------------------------------------------------------------------------------------------------
                                  Total Investments (Cost - $184,707*) - 98.8%                                              185,590

                                  Other Assets Less Liabilities - 1.2%                                                        2,166
                                                                                                                          ---------
                                  Net Assets - 100.0%                                                                     $ 187,756
                                                                                                                          =========

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2005, as computed for federal income tax purposes, were as follows:

                                                                 (in Thousands)
      -------------------------------------------------------------------------
      Aggregate cost                                                  $ 184,688
                                                                      =========
      Gross unrealized appreciation                                   $   9,269
      Gross unrealized depreciation                                      (8,367)
                                                                      ---------
      Net unrealized appreciation                                     $     902
                                                                      =========

** Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.
(a)   AMBAC Insured.
(b) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.
(c)   Prerefunded.
(d) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(e)   Restricted securities as to resale, representing 0.4% of net assets:

                                                                                                         (in Thousands)
      -----------------------------------------------------------------------------------------------------------------
                                                                                  Acquisition
      Issue                                                                           Date           Cost         Value
      -----------------------------------------------------------------------------------------------------------------
      Camden County, New Jersey, Improvement Authority, Lease Revenue Bonds
      (Holt Hauling & Warehousing), AMT, Series A, 9.625% due 1/01/2011            1/29/1997        $2,116       $  255

      Camden County, New Jersey, Improvement Authority, Lease Revenue Bonds        2/06/1996-
      (Holt Hauling & Warehousing), AMT, Series A, 9.875% due 1/01/2021            1/29/1997        $4,644       $  574
      -----------------------------------------------------------------------------------------------------------------
      Total                                                                                         $6,760       $  829

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Apex Municipal Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Apex Municipal Fund, Inc.

Date: May 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Apex Municipal Fund, Inc.

Date: May 23, 2005

By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Financial Officer
    Apex Municipal Fund, Inc.

Date: May 23, 2005